Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Current: due within one year
Trade payables	€ 8,217	€ 8,591
Accruals	3,666	3,655
Social security and sundry taxes	539	468
Deferred consideration	26	151
Others	978	1,006
Trade and other current payables	13,426	13,871
Non-current: due after more than one year
Accruals	146	159
Deferred consideration	485	443
Others	69	65
Non current payables	700	667
Total trade	€ 14,126	€ 14,538